Filed with the Securities and Exchange Commission on June 14, 2023

Securities Act of 1933 File No. 333-264194

Investment Company Act of 1940 File No. 811-23789

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 6 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 7

(Check appropriate box or boxes.)

TOUCHSTONE ETF TRUST

(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code (800) 638-8194

E. Blake Moore, Jr., 303 Broadway, Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Copies to:

Richard F. Kerr, Esq.

K&L Gates LLP, One Lincoln Street

Boston, Massachusetts 02111-2950

Clair E. Pagnano, Esq.

K&L Gates LLP, One Lincoln Street

Boston, Massachusetts 02111-2950

It is proposed that this filing will become effective (check appropriate box):

￿immediately upon filing pursuant to paragraph (b)

☒on July 14, 2023 pursuant to paragraph (b)

￿60 days after filing pursuant to paragraph (a)

￿on (date) pursuant to paragraph (a)

￿75 days after filing pursuant to paragraph (a)(2)

￿on (date) pursuant to paragraph (a)(2) of rule 485. If appropriate, check the following box:

☒This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A for Touchstone ETF Trust (the "Registrant") was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), on March 14, 2023 to register two new series of the Registrant (Touchstone Securitized Income ETF and Touchstone Dynamic International ETF). This Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating July 14, 2023 as the new date upon which Post-Effective Amendment No. 3 shall become effective. This Post- Effective Amendment No. 6 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended, to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on June 14, 2023.

TOUCHSTONE ETF TRUST

By: /s/E. Blake Moore, Jr.

E. Blake Moore, Jr.

President and Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date
*

Karen Carnahan	Trustee	June 14, 2023
*

William C. Gale	Trustee	June 14, 2023
*

Sally J. Staley	Trustee	June 14, 2023
*

Susan M. King	Trustee	June 14, 2023
*

Kevin A. Robie	Trustee	June 14, 2023
*

William H. Zimmer III	Trustee	June 14, 2023
*

Jill T. McGruder	Trustee	June 14, 2023
/s/E. Blake Moore, Jr.

E. Blake Moore, Jr.	President and Trustee	June 14, 2023
/s/Terrie A. Wiedenheft	Controller, Treasurer and Principal

Terrie A. Wiedenheft	Financial Officer	June 14, 2023
*By: /s/Terrie A. Wiedenheft

Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney)

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